Annual Operating Expenses {- Fidelity® Nordic Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity® Nordic Fund - Fidelity Nordic Fund-Default	Dec. 30, 2020
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.28%
Total annual operating expenses	0.96%